Income taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Major components of tax expense (income) [abstract]
Disclosure of income tax recovery [Table Text Block]
			Nine months
	Year end ended	Year ended	ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Current income tax recovery (expense):	$-	$-	$-
Deferred income tax (recovery) expense:	(49,442)	-	-
	$(49,442)	$-	$-

Disclosure of reconciliation of effective income tax rate [Table Text Block]
	Nine months ended September 30, 2020	Twelve months ended December 31, 2019
	(Adjusted - see Note 8)	(Restated - see Note 25)
Loss before income taxes	$(3,536,778)	(1,147,280)
Expected statutory tax rate	26.5%	26.5%
Expected tax recovery resulting from loss	(937,246)	(304,029)

Increase (reduction) in income taxes resulting from:
Non-deductible expenses	275,273	28,115
Unrecognized temporary differences	661,973	275,914
	$-	$-

			Nine months
	Year ended	Year ended	ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Loss before income taxes	$(10,569,732)	$(9,315,372)	$(3,536,778)
Expected statutory tax rate	26.5%	26.5%	26.5%
Expected tax recovery resulting from loss	(2,800,979)	(2,468,574)	(937,246)

Increase (reduction) in income taxes resulting from:
Non-deductible expenses	563,842	654,956	275,273
Foreign operations subject to different tax rates	5,329	3,593	-
Unrecognized temporary differences	2,182,366	1,826,279	661,973
Prior year differences	-	(16,254)	-
	$(49,442)	$-	$-

Disclosure of research and development expense [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2022	2021	2020

R&D expenses	$2,064,493	$2,369,145	$944,909
Less:
Investment tax credits	-	(231,007)	(127,325)
R&D expenses, net	2,064,493	2,138,138	817,584

Disclosure of deferred taxes [Table Text Block]
	Balance at December 31, 2019	Recognized in profit or loss	Recognized in equity	Balance at September 30, 2020

Deferred tax assets (liabilities):
Net operating loss carryforwards	$-	$48,045	$-	$48,045
Intangible assets	-	(48,045)		(48,045)
	$-	$-	$-	$-

	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2021	combination	profit or loss	2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	-	-	26,459	26,459
Intangibles and development costs	-	(49,442)	22,983	(26,459)
	-	(49,442)	49,442	-
	Balance at			Balance at
	September 30,	Recognized in	Recognized in	September 30,
	2020	profit or loss	Equity	2021

Deferred tax assets (liabilities):
Net operating loss carryforwards	48,045	(48,045)	-	-
Impairment provision	(48,045)	48,045	-	-
	-	-	-	-

	Balance at			Balance at
	December 31,	Recognized in	Recognized in	September 30,
	2019	profit or loss	Equity	2020

Deferred tax assets (liabilities):
Net operating loss carryforwards	-	48,045	-	48,045
Impairment provision	-	(48,045)	-	(48,045)
	-	-	-	-

Disclosure of unrecognized net deferred tax assets [Table Text Block]
	Balance at	Balance at
	September 30,	December 31,
	2020	2019

Net operating loss carryforwards	$4,279,494	$2,111,531
Share issuance costs	1,496,239	17,281
Scientific research and development expenditures	218,235	170,940
Other	46,891	22,106
	$6,040,859	$2,321,858

	Balance at	Balance at	Balance at
	September 30,	September 30,	September 30,
	2022	2021	2020
Net operating loss carryforwards	18,589,894	9,429,436	4,279,494
Share issuance costs	1,298,783	1,810,927	1,496,239
Intangibles and development costs	608,705	780,607	-
Scientific research and development expenditures	1,583,058	1,789,571	218,235
Other	46,300	104,793	46,891
	22,126,741	13,915,334	6,040,859

Disclosure of net operating losses [Table Text Block]
Year of expiry	Amount
2036	$512,163
2037	611,677
2038	1,174,797
2039	1,829,518
2040	332,641
$4,460,796

Year of Expiry	Amount

2036	$512,163
2037	744,022
2038	1,174,797
2039	1,732,039
2040 and thereafter	14,526,720
$18,689,741

Disclosure of research and development investment tax credits [Table Text Block]
Year of Expiry	Amount

2037	$13,361
2038	6,742
2039	-
2040 and thereafter	328,480
$348,583